Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 13 – TAXES ON INCOME

a.	The Israeli corporate tax rate is 23%.

b.	The Company has not paid income taxes since its incorporation. Tax assessments through the year ended December 31, 2017 are deemed to be final.

c.

The Parent and its subsidiaries are taxed separately.

The Company measures its results for tax purposes in nominal terms in NIS based on financial reporting under Israeli accounting principles; therefore, there are differences between the Company’s taxable income (loss) and income (loss) reflected in these financial statements.

As of December 31, 2023, the Parent had the following loss carry-forwards:

(i)	Approximately $40 million deductible only against sale of assets and/or activities in connection with income generated from its clinical development programs prior to the Company’s merger transaction in March 2019.

(ii)	Approximately $17 million, arising after the Company’s merger transaction in March 2019, deductible from future taxable income.

As of December 31, 2023, Enlivex Therapeutics R&D Ltd. and Enlivex Therapeutics RDO Ltd. had loss carry-forwards amounting to approximately $63 million and $1.7 million, respectively, deductible from future taxable income.

These losses carry-forward have no expiration date.

d.	The components of the provision for income taxes are as follows:

Year ended December 31,
(in thousands)	2023	2022	2021
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

e.	A reconciliation between the Company’s effective tax rate and the statutory rate are as follows:

	Year ended December 31,
	2023	2022	2021
Statutory tax rate	23%	23%	23%
Permanent differences	1%	-%	7%
Exchange rate differences	(5)%	(3)%	10%
Change in valuation allowance	(19)%	(20)%	(40)%
Effective tax rate	-	-	-

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.

As of December 31, 2023, the Company had provided a full valuation allowance in respect of deferred tax assets. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized for the foreseeable future.

Components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
(in thousands)	2023	2022
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$205	$213
Stock based compensation	1,813	1,365
Research and development expenses	4,016	3,486
Fixed assets	159	185
Loss on disposal group of assets held for sale	710	-
Net loss carryforward	15,356	23,693
Total deferred tax assets	22,259	28,942
Less - valuation allowance	(22,259)	(28,942)
Deferred tax assets	$-	$-